ACCRUED AND OTHER LIABILITIES	6 Months Ended
Jun. 30, 2022
ACCRUED AND OTHER LIABILITIES
ACCRUED AND OTHER LIABILITIES

10. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Business tax, VAT and others	27,425	28,789
Payable balance with indemnity by Xihua Group (Note 7(i))	49,800	49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770	36,770
Accrued payroll and welfare	16,950	19,660
Payable to Jinghan Taihe (Note i)	25,441	25,441
Payable for purchase of equipment and services	3,693	7,872
Receipt in advance	3,531	3,556
Amounts due to students	11,900	13,632
Payable to K-9 buyer (Note ii)	48,561	21,301
Loan from third party	2,685	5,738
Others	2,453	3,840
Total	229,209	216,399

(Note i) Due to the termination of operation of Jinghan Tutoring Centers in 2020, the Group reclassified deferred revenue of those tutoring centers to other liabilities in RMB 25,441 as of June 30, 2022 and December 31, 2021, respectively. The Group is negotiating with Jinghan Taihe on settlement of the outstanding payables as of the date of this report. See Note 8(ii)-Other Non-Current Assets, Net for further information.

(Note ii) Net assets of the K-9 Business by August 31, 2021 and its operating results from September 1, 2021 to June 30, 2022 were recorded as payable to K-9 buyer as of June 30, 2022. See Note 17-Assets and Liabilities Classified as Held for Sale for further details.